OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21360

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:     (512) 329-0050

Date of fiscal year end:         February 28, 2011

Date of reporting period:       August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

CM Advisors Family of Funds
Semi-Annual Report 2010

CM Advisors Fund
CM Advisors Fixed Income Fund

August 31, 2010
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund
Portfolio Information August 31, 2010 (Unaudited)

Asset and Sector Allocation
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Microsoft Corporation	5.8%
Wal-Mart Stores, Inc.	5.0%
Coca-Cola Company (The)	4.6%
CPI Corporation	4.5%
Marsh & McLennan Companies, Inc.	3.6%
3M Company	3.5%
Colgate-Palmolive Company	3.1%
Dell, Inc.	3.1%
Walt Disney Company (The)	3.1%
Walgreen Company	2.7%

CM Advisors Fixed Income Fund
Portfolio Information August 31, 2010 (Unaudited)

Asset and Sector Allocation
(% of Net Assets)

Top 10 Coporate Bond Holdings

Security Description	% of Net Assets
Rowan Companies, Inc., 7.875% due 08/01/19	1.6%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	1.6%
American Express Company, 7.00%, due 03/19/18	1.5%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	1.4%
Coca-Cola Company (The), 5.35%, due 11/15/17	1.4%
Ball Corporation, 7.375%, due 09/01/19	1.4%
Kraft Foods, Inc., 6.125%, due 02/01/18	1.3%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1.3%
Cytec Industries, Inc., 8.95%, due 07/01/17	1.2%
Aloca, Inc., 5.72%, due 02/23/19	1.2%

CM Advisors Fund
Schedule of Investments August 31, 2010 (Unaudited)
COMMON STOCKS — 87.0%	Shares	Value
Consumer Discretionary — 14.1%
Distributors — 0.5%
Core-Mark Holding Company, Inc. *	22,725	$588,350

Diversified Consumer Services — 4.5%
CPI Corporation	243,770	5,316,624

Household Durables — 2.8%
MDC Holdings, Inc.	46,725	1,243,819
Toll Brothers, Inc. *	116,910	2,020,205
		3,264,024
Leisure Equipment & Products — 0.6%
Arctic Cat, Inc. *	101,565	709,939

Media — 4.5%
Comcast Corporation - Class A Special	12,900	207,303
News Corporation - Class A	113,665	1,428,769
Walt Disney Company (The)	112,745	3,674,360
		5,310,432
Multiline Retail — 0.5%
J. C. Penney Company, Inc.	29,435	588,700

Specialty Retail — 0.7%
Pacific Sunwear of California, Inc. *	236,750	892,548

Consumer Staples — 16.1%
Beverages — 4.6%
Coca-Cola Company (The)	96,295	5,384,816

Food & Staples Retailing — 7.7%
Walgreen Company	120,525	3,239,712
Wal-Mart Stores, Inc.	117,850	5,908,999
		9,148,711
Household Products — 3.8%
Colgate-Palmolive Company	50,200	3,706,768
Procter & Gamble Company (The)	12,900	769,743
		4,476,511
Energy — 5.8%
Energy Equipment & Services — 2.3%
Tidewater, Inc.	69,175	2,772,534

Oil, Gas & Consumable Fuels — 3.5%
Exxon Mobil Corporation	21,295	1,259,812
Frontier Oil Corporation	128,225	1,501,515
Valero Energy Corporation	83,800	1,321,526
		4,082,853
Financials — 8.3%
Commercial Banks — 2.5%
Wells Fargo & Company	125,887	2,964,639

CM Advisors Fund
Schedule of Investments (Continued)
COMMON STOCKS — 87.0% (Continued)	Shares	Value
Financials — 8.3% (Continued)
Consumer Finance — 1.3%
American Express Company	37,275	$1,486,154

Insurance — 4.5%
Marsh & McLennan Companies, Inc.	180,712	4,286,489
SeaBright Holdings, Inc.	144,219	1,019,628
		5,306,117
Health Care — 0.5%
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. *	14,125	594,945

Industrials — 15.4%
Air Freight & Logistics — 1.6%
FedEx Corporation	7,615	594,351
United Parcel Service, Inc. - Class B	20,380	1,300,244
		1,894,595
Building Products — 2.5%
Masco Corporation	283,820	2,977,272

Commercial Services & Supplies — 0.6%
Cintas Corporation	29,625	755,141

Construction & Engineering — 1.6%
Granite Construction, Inc.	28,575	628,936
Jacobs Engineering Group, Inc. *	34,375	1,192,125
		1,821,061
Electrical Equipment — 1.5%
Emerson Electric Company	37,915	1,768,735

Industrial Conglomerates — 5.3%
3M Company	52,690	4,138,799
General Electric Company	142,495	2,063,328
		6,202,127
Machinery — 1.4%
Harsco Corporation	55,900	1,114,646
Lydall, Inc. *	79,225	545,860
		1,660,506
Professional Services — 0.4%
CDI Corporation	40,764	452,073
LECG Corporation *	31,532	40,991
		493,064
Trading Companies & Distributors — 0.5%
Lawson Products, Inc.	45,090	611,420

Information Technology — 23.0%
Computers & Peripherals — 3.8%
Dell, Inc. *	312,340	3,676,242
Hutchinson Technology, Inc. *	286,600	822,542
		4,498,784

CM Advisors Fund
Schedule of Investments (Continued)
COMMON STOCKS — 87.0% (Continued)	Shares	Value
Information Technology — 23.0% (Continued)
Electronic Equipment, Instruments & Components — 2.2%
Maxwell Technologies, Inc. *	107,365	$1,208,930
Newport Corporation *	146,000	1,382,620
		2,591,550
IT Services — 3.0%
Automatic Data Processing, Inc.	59,405	2,293,627
Paychex, Inc.	51,010	1,269,639
		3,563,266
Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials, Inc.	297,170	3,087,596
Cohu, Inc.	700	8,036
Intel Corporation	134,100	2,376,252
MEMC Electronic Materials, Inc. *	188,565	1,940,334
Texas Instruments, Inc.	99,750	2,297,243
		9,709,461
Software — 5.8%
Microsoft Corporation	292,330	6,863,908

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	37,250	1,006,868
Frontier Communications Corporation	17,174	132,755
Verizon Communications, Inc.	71,550	2,111,440
		3,251,063
Utilities — 1.1%
Electric Utilities — 1.1%
Exelon Corporation	31,650	1,288,788

Total Common Stocks (Cost $113,306,635)		$102,838,638

WARRANTS — 0.1%	Shares	Value
Wells Fargo & Company (Cost $130,130)	16,900	$128,947

MONEY MARKET FUNDS — 12.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $15,102,895)	15,102,895	$15,102,895

Total Investments at Value — 99.9% (Cost $128,539,660)		$118,070,480

Other Assets in Excess of Liabilities — 0.1%		157,789

Total Net Assets — 100.0%		$118,228,269

*	Non-income producing security.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2010.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Schedule of Investments August 31, 2010 (Unaudited)
CORPORATE BONDS — 44.9%	Par Value	Value
Consumer Discretionary — 8.6%
Auto Components — 0.7%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$452,128

Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	436,644
Starbucks Corporation, 6.25%, due 08/15/17	300,000	349,545
		786,189
Household Durables — 0.5%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	212,715
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	151,609
		364,324
Media — 2.6%
Comcast Corporation,
6.30%, due 11/15/17	200,000	235,928
5.70%, due 05/15/18	400,000	455,480
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	309,000
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	225,239
6.55%, due 11/15/37	400,000	468,979
		1,694,626
Multiline Retail — 1.1%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	595,291
6.00%, due 01/15/33	100,000	112,062
		707,353
Specialty Retail — 2.5%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	676,001
5.875%, due 12/16/36	300,000	320,296
Staples, Inc.,
7.75%, due 04/01/11	500,000	518,942
9.75%, due 01/15/14	100,000	124,134
		1,639,373
Consumer Staples — 7.2%
Beverages — 1.9%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	906,844
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	343,279
		1,250,123
Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	863,002

Food Products — 1.3%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	900,851

Household Products — 1.1%
Church & Dwight Company, Inc., 6.00%, due 12/15/12	300,000	300,750
Clorox Company (The), 5.45%, due 10/15/12	370,000	402,865
		703,615

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 44.9% (Continued)	Par Value	Value
Consumer Staples — 7.2% (Continued)
Personal Products — 1.6%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	$880,000	$1,039,408

Energy — 4.3%
Energy Equipment & Services — 2.8%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,058,486
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	413,749
6.00%, due 03/15/18	300,000	330,517
9.875%, due 03/01/39	20,000	27,961
		1,830,713
Oil, Gas & Consumable Fuels — 1.5%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	630,241
10.50%, due 03/15/39	250,000	357,847
		988,088
Financials — 2.7%
Commercial Banks — 0.9%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	564,656

Consumer Finance — 1.8%
American Express Company,
7.00%, due 03/19/18	800,000	957,240
8.125%, due 05/20/19	200,000	257,348
		1,214,588
Health Care — 2.4%
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	941,601

Pharmaceuticals — 1.0%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	667,671

Industrials — 5.9%
Aerospace & Defense — 0.4%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	236,480

Building Products — 1.4%
Masco Corporation,
6.125%, due 10/03/16	300,000	301,466
5.85%, due 03/15/17	400,000	388,473
7.75%, due 08/01/29	240,000	235,567
		925,506
Commercial Services & Supplies — 1.3%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	219,333
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	412,397
11.25%, due 02/01/19	200,000	252,156
		883,886

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 44.9% (Continued)	Par Value	Value
Industrials — 5.9% (Continued)
Electrical Equipment — 1.0%
Emerson Electric Company, 5.25%, due 10/15/18	$570,000	$663,103

Machinery — 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	134,812

Professional Services — 0.3%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	219,811

Road & Rail — 1.3%
CSX Corporation, 6.25%, due 03/15/18	500,000	593,315
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	233,350
		826,665
Information Technology — 3.9%
Computers & Peripherals — 1.0%
Dell, Inc., 5.65%, due 04/15/18	400,000	458,166
Seagate Technology HDD Holdings, 6.375%, due 10/01/11	200,000	205,500
		663,666
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	601,224

IT Services — 2.0%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	561,507
Western Union Company (The),
5.93%, due 10/01/16	600,000	696,812
6.20%, due 11/17/36	25,000	27,635
		1,285,954
Materials — 8.2%
Chemicals — 2.1%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	810,039
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	573,596
		1,383,635
Containers & Packaging — 1.4%
Ball Corporation, 7.375%, due 09/01/19	830,000	890,175

Metals & Mining — 3.6%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	807,463
5.87%, due 02/23/22	200,000	196,563
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	430,681
Nucor Corporation, 5.85%, due 06/01/18	300,000	353,336
Reliance Steel & Aluminum Company,
6.20%, due 11/15/16	360,000	381,168
6.85%, due 11/15/36	200,000	201,432
		2,370,643

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 44.9% (Continued)	Par Value	Value
Materials — 8.2% (Continued)
Paper & Forest Products — 1.1%
Weyerhaeuser Company, 7.375%, due 03/15/32	$730,000	$741,008

Telecommunication Services — 0.7%
Telecommunication Equipment — 0.7%
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	437,229

Utilities — 1.0%
Multi-Utilities — 1.0%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	680,261

Total Corporate Bonds (Cost $25,101,175)		$29,552,367

U.S. GOVERNMENT OBLIGATIONS — 38.5%	Par Value	Value
U.S. Treasury Bills (a) — 34.9%
0.145%, due 10/14/10	$5,000,000	$4,999,330
0.19%, due 01/13/11	10,000,000	9,994,340
0.18%, due 03/03/11	8,000,000	7,992,720
		22,986,390
U.S. Treasury Bonds — 3.6%
4.625%, due 02/15/40	2,000,000	2,399,376

Total U.S. Government Obligations (Cost $24,943,701)		$25,385,766

CLOSED-END FUNDS — 0.3%	Shares	Value
Western Asset Managed High Income Fund, Inc. (Cost $102,481)	27,500	$174,075

MONEY MARKET FUNDS — 25.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $17,079,665)	17,079,665	$17,079,665

Total Investments at Value — 109.6% (Cost $67,227,022)		$72,191,873

Liabilities in Excess of Other Assets — (9.6%)		(6,317,148)

Total Net Assets — 100.0%		$65,874,725

*	Non-income producing security.

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2010.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities August 31, 2010 (Unaudited)
	CM Advisors Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$128,539,660	$67,227,022
At value (Note 2)	$118,070,480	$72,191,873
Dividends and interest receivable	223,302	456,817
Receivable for investment securities sold	—	238,344
Receivable for capital shares sold	51,583	994,327
Other assets	25,036	20,617
TOTAL ASSETS	118,370,401	73,901,978

LIABILITIES
Payable for investment securities purchased	—	7,992,720
Payable for capital shares redeemed	3,000	—
Payable to Advisor (Note 5)	111,590	26,273
Payable to administrator (Note 5)	14,040	8,200
Other accrued expenses and liabilities	13,502	60
TOTAL LIABILITIES	142,132	8,027,253

NET ASSETS	$118,228,269	$65,874,725

Net assets consist of:
Paid-in capital	$180,950,317	$59,979,298
Accumulated undistributed net investment income	175,852	231,781
Accumulated net realized gains (losses) from security transactions	(52,428,720)	698,795
Net unrealized appreciation (depreciation) on investments	(10,469,180)	4,964,851

Net assets	$118,228,269	$65,874,725

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,088,922	5,613,328

Net asset value, redemption price and offering price per share (a)	$8.39	$11.74

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations Six Months Ended August 31, 2010 (Unaudited)
	CM Advisors Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$1,171,240	$9,165
Interest	88,433	976,013
TOTAL INVESTMENT INCOME	1,259,673	985,178

EXPENSES
Investment advisory fees (Note 5)	832,252	135,067
Administration fees (Note 5)	53,251	21,627
Professional fees	26,011	21,430
Registration fees	15,334	22,590
Fund accounting fees (Note 5)	18,656	14,703
Trustees’ fees and expenses	19,047	13,801
Transfer agent fees (Note 5)	15,662	9,000
Custody and bank service fees	6,639	4,114
Postage and supplies	6,975	3,599
Insurance expense	5,323	1,582
Distributor service fees (Note 5)	1,500	1,500
Other expenses	17,401	1,989
TOTAL EXPENSES	1,018,051	251,002
Advisory fees waived by Advisor (Note 5)	(19,350)	—
NET EXPENSES	998,701	251,002

NET INVESTMENT INCOME	260,972	734,176

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(1,390,649)	698,795
Net change in unrealized appreciation (depreciation) on investments	(6,080,057)	2,189,139

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,470,706)	2,887,934

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(7,209,734)	$3,622,110

See accompanying notes to financial statements.

CM Advisors Fund
Statements of Changes in Net Assets
	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
FROM OPERATIONS
Net investment income	$260,972	$568,935
Net realized losses from security transactions	(1,390,649)	(24,194,432)
Net change in unrealized appreciation (depreciation) on investments	(6,080,057)	81,483,985
Net increase (decrease) in net assets from operations	(7,209,734)	57,858,488

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(173,173)	(537,856)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,365,677	10,515,582
Net asset value of shares issued in reinvestment of distributions to shareholders	166,470	519,575
Proceeds from redemption fees collected (Note 2)	8,106	21,471
Payments for shares redeemed	(30,118,686)	(25,554,381)
Net decrease in net assets from capital share transactions	(20,578,433)	(14,497,753)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,961,340)	42,822,879

NET ASSETS
Beginning of period	146,189,609	103,366,730
End of period	$118,228,269	$146,189,609

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$175,852	$88,053

CAPITAL SHARE ACTIVITY
Shares sold	1,005,210	1,363,762
Shares reinvested	18,917	70,382
Shares redeemed	(3,262,307)	(3,218,036)
Net decrease in shares outstanding	(2,238,180)	(1,783,892)
Shares outstanding, beginning of period	16,327,102	18,110,994
Shares outstanding, end of period	14,088,922	16,327,102

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets
	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
FROM OPERATIONS
Net investment income	$734,176	$1,075,944
Net realized gains from security transactions	698,795	—
Net change in unrealized appreciation (depreciation) on investments	2,189,139	3,264,083
Net increase in net assets from operations	3,622,110	4,340,027

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(730,204)	(951,291)
From net realized gains from security transactions	—	(90,634)
Decrease in net assets from distributions to shareholders	(730,204)	(1,041,925)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,348,831	33,333,381
Net asset value of shares issued in reinvestment of distributions to shareholders	637,021	944,793
Proceeds from redemption fees collected (Note 2)	2,849	11,990
Payments for shares redeemed	(2,429,957)	(10,581,456)
Net increase in net assets from capital share transactions	16,558,744	23,708,708

TOTAL INCREASE IN NET ASSETS	19,450,650	27,006,810

NET ASSETS
Beginning of period	46,424,075	19,417,265
End of period	$65,874,725	$46,424,075

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$231,781	$227,809

CAPITAL SHARE ACTIVITY
Shares sold	1,604,268	3,106,323
Shares reinvested	56,552	89,445
Shares redeemed	(214,460)	(972,922)
Net increase in shares outstanding	1,446,360	2,222,846
Shares outstanding, beginning of period	4,166,968	1,944,122
Shares outstanding, end of period	5,613,328	4,166,968

See accompanying notes to financial statements.

CM Advisors Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2010 (Unaudited)		Years Ended
			February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007	February 28, 2006
Net asset value at beginning of period	$8.95		$5.71	$10.25	$12.75	$12.11	$11.50

Income (loss) from investment operations:
Net investment income	0.02		0.03	0.10	0.14	0.19	0.17
Net realized and unrealized gains (losses) on investments	(0.57)		3.24	(4.26)	(2.19)	1.00	1.11
Total from investment operations	(0.55)		3.27	(4.16)	(2.05)	1.19	1.28

Less distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.10)	(0.16)	(0.19)	(0.15)
Distributions from net realized gains	—		—	(0.28)	(0.29)	(0.36)	(0.52)
Total distributions	(0.01)		(0.03)	(0.38)	(0.45)	(0.55)	(0.67)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$8.39		$8.95	$5.71	$10.25	$12.75	$12.11

Total return (b)	(6.13%	)(c)	57.39%	(41.21% )	(16.43% )	9.88%	11.31%

Ratios and supplemental data:
Net assets at end of period (000's)	$118,228		$146,190	$103,367	$209,111	$268,861	$187,557

Ratio of gross expenses to average net assets	1.53%	(d)	1.50%	1.48%	1.46%	1.50%	1.83%

Ratio of net expenses to average net assets (e)	1.50%	(d)	1.49%	1.48%	1.46%	1.50%	1.50%

Ratio of net investment income to average net assets (e)	0.39%	(d)	0.41%	1.09%	1.07%	1.70%	1.86%

Portfolio turnover rate	13%	(c)	19%	23%	66%	22%	19%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007(a)
Net asset value at beginning of period	$11.14		$9.99	$11.01	$10.66	$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.32	0.26	0.25	0.29
Net realized and unrealized gains (losses) on investments	0.61		1.19	(0.38)	0.57	0.84
Total from investment operations	0.76		1.51	(0.12)	0.82	1.13

Less distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.21)	(0.25)	(0.29)
Distributions from net realized gains	—		(0.04)	(0.70)	(0.22)	—
In excess of net investment income	—		—	—	—	(0.18)
Total distributions	(0.16)		(0.36)	(0.91)	(0.47)	(0.47)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00	(b)

Net asset value at end of period	$11.74		$11.14	$9.99	$11.01	$10.66

Total return (c)	6.87%	(d)	15.45%	(0.60% )	8.05%	11.39%	(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$65,875		$46,424	$19,417	$12,825	$3,126

Ratio of gross expenses to average net assets	0.93%	(e)	1.06%	1.54%	2.28%	7.28%	(e)

Ratio of net expenses to average net assets (f)	0.93%	(e)	1.06%	1.50%	1.50%	1.50%	(e)

Ratio of net investment income to average net assets (f)	2.71%	(e)	3.31%	2.77%	2.79%	3.28%	(e)

Portfolio turnover rate	9%	(d)	0%	37%	188%	0%

(a)	Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Family of Funds
Notes to Financial Statements August 31, 2010 (Unaudited)

1. Organization

CM Advisors Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a no-load, diversified series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. Shares of money market funds have been valued at amortized cost which approximates fair value, absent unusual circumstances, and are classified by each Fund as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments by security type as of August 31, 2010:

CM Advisors Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$102,838,638	$—	$—	$102,838,638
Warrants	128,947	—	—	128,947
Money Market Funds	—	15,102,895	—	15,102,895
Total	$102,967,585	$15,102,895	$—	$118,070,480

CM Advisors Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$29,552,367	$—	$29,552,367
U.S. Government Obligations	—	25,385,766	—	25,385,766
Closed-End Funds	174,075	—	—	174,075
Money Market Funds	—	17,079,665	—	17,079,665
Total	$174,075	$72,017,798	$—	$72,191,873

Refer to CM Advisors Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued using Level 2 inputs by industry type.

During the six months ended August 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended or as of August 31, 2010.

Share Valuation and Redemption Fees — The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase for CM Advisors Fund and if redeemed within 180 days of the date of purchase for CM Advisors Fixed Income Fund. During the periods ended August 31, 2010 and February 28, 2010, proceeds from redemption fees totaled $8,106 and $21,471, respectively, for CM Advisors Fund and $2,849 and $11,990, respectively, for CM Advisors Fixed Income Fund.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Dividend Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2010 and February 28, 2010 was as follows:

	Periods Ended	Ordinary Income	Total Distributions
CM Advisors Fund	08/31/10	$173,173	$173,173
	02/28/10	$537,856	$537,856
CM Advisors Fixed Income Fund	08/31/10	$730,204	$730,204
	02/28/10	$1,041,925	$1,041,925

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2010:

	CM Advisors Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$128,539,660	$67,227,022
Gross unrealized appreciation	$11,242,526	$4,966,637
Gross unrealized depreciation	(21,711,706)	(1,786)
Net unrealized appreciation (depreciation)	(10,469,180)	4,964,851
Accumulated ordinary income	175,852	231,781
Capital loss carryforwards	(47,837,884)	—
Post-October losses	(3,200,187)	—
Other gains (losses)	(1,390,649)	698,795
Accumulated earnings (deficit)	$(62,722,048)	$5,985,427

As of February 28, 2010, CM Advisors Fund had capital loss carryforwards of $47,837,884, of which $16,877,649 expires on February 28, 2017 and $30,960,235 expires on February 28, 2018. In addition, the Fund had net realized capital losses of $3,200,187 during the period November 1, 2009 through February 28, 2010, which are treated for federal income tax purposes as arising during the Fund’s tax year ending February 28, 2011. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended February 29, 2008 through February 28, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	CM Advisors Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$14,951,544	$1,137,120
Proceeds from sales of investment securities	$27,591,880	$255,513

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

5. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for CM Advisors Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into contractual agreements (the “Expense Limitation Agreements”) with the Funds under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) until July 1, 2011 to not more than 2.00% and 1.50% of the average daily net assets of CM Advisors Fund and CM Advisors Fixed Income Fund, respectively. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2011. During the six months ended August 31, 2010, the Advisor voluntarily waived advisory fees of $19,350 with respect to CM Advisors Fund in order to limit such Fund’s total operating expenses to 1.50% of its average net assets. There were no advisory fee waivers or expense reimbursements with respect to CM Advisors Fixed Income Fund during the six months ended August 31, 2010.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC (“Ultimus”) provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation of $250 per month from each Fund for such services.

DISTRIBUTION AND SERVICE FEES
Prior to April 12, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), had adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for each of the Funds (the “Plans”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provided that the Funds may incur certain costs, which could not exceed 0.25% per annum of CM Advisors Fund’s average daily net assets and 0.45% per annum of CM Advisors Fixed Income Fund’s average daily net assets, related to activities reasonably intended to result in the sale of shares of the Funds or support servicing of shareholder accounts. During the six months ended August 31, 2010, the Funds did not incur any distribution related expenses under the Plans. At a meeting held on April 12, 2010, the Board, including a majority of the Independent Trustees, approved the termination of the Plans effective immediately.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2010 – August 31, 2010).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of the Funds within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisors Fund
	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$938.70	$7.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	$7.63

*
Expenses are equal to CM Advisor Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Fixed Income Fund
	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,068.70	$4.85
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.52	$4.74

*
Expenses are equal to CM Advisors Fixed Income Fund’s annualized expense ratio of 0.93% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

This page intentionally left blank.

This page intentionally left blank.

CM Advisors Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Ultimus Fund Solutions, LLC	Van Den Berg Management I, Inc.
P.O. Box 46707	(d/b/a CM Fund Advisors)
Cincinnati, OH 45246-0707	805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.centman.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:
See Our Web site @ www.cmadvisorsfunds.com or
Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 19, 2010

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	October 19, 2010

* Print the name and title of each signing officer under his or her signature.